Parent Only Condensed Financial Information - Schedule of Parent Only Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Assets
Cash and cash equivalents	$ 53,535	$ 70,048		$ 74,213
Total assets	1,715,104	1,691,059		1,395,551
Liabilities and Shareholders' Equity
Long-term debt	49,564	49,528		49,383
Subordinated debentures	3,447	3,424		3,334
Total liabilities	1,439,282	1,425,883		1,213,966
Shareholders' equity:
Common Stock	210,595	205,927		142,651
Additional paid-in capital	7,429	8,426		8,417
Retained earnings	58,838	51,266		30,784
Accumulated other comprehensive income (loss)	(1,040)	(443)		(267)
Total shareholders' equity	275,822	265,176	$ 183,496	181,585	$ 163,645	$ 151,981
Total liabilities and shareholders' equity	$ 1,715,104	1,691,059		1,395,551
RBB Bancorp
Assets
Cash and cash equivalents		45,769		17,497
Other assets		3,538		1,455
Total assets		318,597		234,804
Liabilities and Shareholders' Equity
Long-term debt		49,528		49,383
Subordinated debentures		3,424		3,334
Other liabilities		36		8
Total liabilities		52,989		52,725
Shareholders' equity:
Common Stock		205,927		142,651
Additional paid-in capital		8,426		8,417
Retained earnings		51,697		31,278
Accumulated other comprehensive income (loss)		(443)		(267)
Total shareholders' equity		265,608		182,079
Total liabilities and shareholders' equity		318,597		234,804
RBB Bancorp | Royal Business Bank
Assets
Investment		263,022		209,727
RBB Bancorp | Royal Asset Management
Assets
Investment		$ 6,268		$ 6,125